Liabilities	12 Months Ended
Dec. 31, 2020
Liabilities [abstract]
Liabilities
(a)	Flow Through Premium Liability

On April 21, 2017, the Company closed a private placement for 3.8 million flow through common shares at CAD$0.13 per share for gross proceeds of CAD$500,000. The fair value of the shares was CAD$0.11 per share, resulting in the recognition of a flow through premium liability of CAD$0.02 per share for a total of CAD$76,900. (Note 11(b)(ii)).

On July 23, 2019, the Company closed a private placement for 4.7 million flow through common shares for gross proceeds of CAD$1.4 million; of these shares, 3.4 million were issued at a price of CAD$0.30 per share and 1.3 million shares at CAD$0.3125 per share. The fair value of the shares was CAD$0.30 per share, resulting in the recognition of a flow through premium liability of CAD$0.0125 per share for a total of CAD$16,000.

Balance, December 31, 2017	$54
Less:
Income tax recovery	(54)

Balance, December 31, 2018	-
Add:
Excess of subscription price over fair value of flow through common shares	12
Less:
Income tax recovery	(3)

Balance, December 31, 2019	9
Less:
Income tax recovery	(9)

Balance, December 31, 2020	$-

(b)	Deferred Royalty Liability

The 3% NSR for the Fondaway Canyon project which was acquired in March 2017 has a buyout provision for an original amount of $600,000 which is subject to advance royalty payments of $35,000 per year by July 15th of each year until a gross total of $600,000 has been paid at which time the NSR is bought out in full; a balance of $425,000 was remaining upon the closing of the Membership Agreement in March 2017. (Note 8(b)(i)).

Balance, December 31, 2018	$165
Add:
Interest	29
Less:
Advance royalty payment	(35)
Foreign currency translation adjustment	(1)

Balance, December 31, 2019	158
Add:
Interest	28
Less:
Advance royalty payment	(35)

Balance, December 31, 2020	$151

Current portion (1)	$35
Long term portion	116
Balance, December 31, 2020	$151

_________

(1)	Pursuant to the option agreement, Getchell will be obligated to pay the annual advance royalty (Note 8(b)(i)). Getchell paid an annual advance royalty of $35,000 in July 2020.

(c)	Lease Liability

The continuity of the lease liability for the year ended December 31, 2020 is as follows:

Balance, January 1, 2019	$90
Add:
Interest	15
Foreign currency translation adjustment	5
Less:
Payments	(35)

Balance, December 31, 2019	75
Add:
Interest	11
Less:
Payments	(35)

Balance, December 31, 2020	$51

Current portion	$31
Long term portion	20
Balance, December 31, 2020	$51